Off Balance Sheet Risk Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commercial and standby letters of credit [Member]
Commitments	$ 134	$ 59
Unfunded commitments under lines of credit [Member]
Commitments	15,022	12,940
Commitments to grant loans [Member]
Commitments	$ 9,020	$ 5,936